Thomas G. Sheehan (207) 228-7165 direct tsheehan@bernsteinshur.com

May 5, 2021

VIA ELECTRONIC TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Torray Fund (File Nos. 33-34411 and 811-06096)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify, on behalf of The Torray Fund (the “Trust”) and its single separate investment series, The Torray Fund (the “Fund”), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Fund does not differ from that contained in Post-Effective Amendment No. 49, which was electronically filed by the Trust on April 30, 2021 and became effective on the same date.

Please do not hesitate to call me at (207) 228-7165 or e-mail me at tsheehan@bernsteinshur.com if you have any questions regarding this filing.

Very truly yours, Bernstein Shur